Post-employment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 703,000	$ 622,000
Post-employment benefit plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 714,000